Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000085566
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
C000049133
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,717	$ 13,356	$ 14,625	$ 13,604	$ 21,270	$ 24,599	$ 22,697	$ 29,479	$ 31,912	$ 37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,585	66,781	73,125	68,021	106,351	122,995	113,487	147,397	159,558	187,959
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,356	14,625	13,604	21,270	24,599	22,697	29,479	31,912	37,592
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,008	10,072	10,248	10,417	10,422	10,423	10,669	11,205	11,734	12,180
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	10,000		9,594	9,742	10,509	10,617	11,637	12,023	11,489	12,406	13,353	15,015
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,008	10,072	10,248	10,417	10,422	10,423	10,669	11,205	11,734	12,180
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	10,000		9,594	9,742	10,509	10,617	11,637	12,023	11,489	12,406	13,353	15,015
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	50,000		50,040	50,360	51,242	52,087	52,108	52,113	53,343	56,026	58,671	60,900
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	50,000		47,970	48,709	52,547	53,083	58,184	60,116	57,447	62,031	66,764	75,076
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,008	10,072	10,248	10,417	10,422	10,423	10,669	11,205	11,734	12,180
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,594	$ 9,742	$ 10,509	$ 10,617	$ 11,637	$ 12,023	$ 11,489	$ 12,406	$ 13,353	$ 15,015